Transactions with Related Parties	12 Months Ended
Dec. 31, 2013
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3. Transactions with Related Parties:
Transactions and balances with related parties are analyzed as follows:

Balance Sheet
	2012	2013
Assets
OOCAPE1 Holdings LLC (h)	$147	$-
Combine Marine Ltd (d)	-	1
Oceanbulk Maritime S.A. (e)	-	9
Product Shipping & Trading S.A (n)	-	56
Maiden Voyage LLC (f)	-	211
Glory Supra Shipping LLC (k)	-	129
Pacific Cape Shipping LLC (l)	-	48
Global Cape Shipping LLC (m)	-	32
Total Assets	$147	$486

Liabilities
Interchart Shipping Inc. (a)	$100	$58
Management and Directors Fees (b)	121	111
Maiden Voyage LLC (f)	41	-
OOCAPE1 Holdings LLC (h)	-	102
Sea Cape Shipping LLC (i)	-	83
Premier Voyage LLC LLC (g)	-	64
Sky Cape Shipping LLC (j)	-	141
Total Liabilities	$262	$559

Capitalized Expenses
	2012	2013
Advances for vessels under construction and acquisition of vessels and other assets
Oceanbulk Maritime S.A.- commision fee for newbuilding vessels (e)	$-	$519

Statements of Operations
	2011	2012	2013
Commission on sale of vessel-Oceanbulk (e)	$-	$91	$90
Voyage expenses-Interchart (a)	1,237	1,134	773
Executive directors consultancy fees (b)	3,505	453	528
Non-executive directors compensation (b)	151	124	114
Office rent - Combine Marine Inc (c)	48	-	-
Office rent - Combine Marine Ltd. (d)	-	40	41
Office setup expenses - Oceanbulk (e)	148	-	-
Management fee income - Maiden Voyage LLC (f)	-	(128)	(163)
Management fee income - OOCAPE1 Holdings LLC (h)	-	(76)	(274)
Management fee income - Premier Voyage LLC LLC (g)	-	-	(111)
Management fee income - Sea Cape Shipping LLC (i)	-	-	(93)
Management fee income - Glory Supra Shipping LLC (k)	-	-	(74)
Management fee income - Sky Cape Shipping LLC (j)	-	-	(56)
Management fee income - Pacific Cape Shipping LLC (l)	-	-	(52)
Management fee income Product Shipping & Trading S.A (n)	-	-	(242)

 (a)      Interchart Shipping Inc. or Interchart: Interchart, a company that was affiliated to Oceanbulk Maritime S.A. (see (e) below), acts as a chartering broker of all the Company's vessels. As of December 31, 2012 and 2013, the Company had an outstanding liability of $100 and $58, respectively, to Interchart. During the years ended December 31, 2011, 2012 and 2013, the brokerage commission on charter revenue charged by Interchart amounted $1,237, $1,134 and $773, respectively and is included in "Voyage expenses" in the accompanying consolidated statements of operations.
(b)      Management and Directors Fees: On October 3, 2007, Star Bulk entered into separate consulting agreements with companies owned and controlled by the Company's former Chief Executive Officer and former Chief Financial Officer, for the services provided by the former Chief Executive Officer and the former Chief Financial Officer, respectively. Each of these agreements had a term of three years unless terminated earlier in accordance with the terms of such agreements. During 2010 these agreements were automatically renewed for the successive year. Under the consulting agreements, each company controlled by the former Chief Executive Officer and the former Chief Financial Officer received an annual consulting fee of €370,000 (approx. $511, using the exchange rate as of December 31, 2013, eur/usd 1.38) and €250,000 (approx. $345, using the exchange rate as of December 31, 2013, eur/usd 1.38) respectively. For the year ended December 31, 2011, the consulting fees amounted to $337 representing the respective expense, up to the date of the termination of the consulting agreements as disclosed below.
On February 7, 2011, Mr. Spyros Capralos was appointed as the Company's President and Chief Executive Officer, to succeed Mr. Akis Tsirigakis, who resigned from those positions on that date and resigned from the Company's board of directors on March 31, 2012. Pursuant to the terms of his employment and consultancy agreements, the former Chief Executive Officer was awarded a severance payment that amounted to $2,347.
Effective February 7, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's current Chief Executive Officer. This agreement had a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company paid the current Chief Executive Officer a base fee at an annual rate of not less €160,000 (approx. $221, using the exchange rate as of December 31, 2013, eur/usd 1.38), additionally, the Chief Executive Officer was entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion and a minimum guaranteed incentive award of 28,000 shares of stock. These shares vest in three equal installments, the first installment of 9,333 shares vested on February 7, 2012, the second installment of 9,333 shares vested on February 7, 2013, and the last installment of 9,334 shares vests on February 7, 2014. On April 20, 2012, the Company issued the first installment of 9,333 shares and on September 11, 2013, the Company issued the remaining two installments of 9,333 and 9,334 shares to the Company's Chief Executive Officer. During the years ended December 31, 2011, 2012 and 2013 the consultancy fees under the specific consulting agreement with the Company's Chief Executive Officer amounted to $225, $230 and $79, respectively.
On May 2, 2011, the Company entered into a consulting agreement with a company owned and controlled by Mr. Simos Spyrou, the Company's current Chief Financial Officer. This agreement had a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company paid the current Chief Financial Officer a base fee at an annual rate of not less €56,000 (approx. $77, using the exchange rate as of December 31, 2013, eur/usd 1.38). During the years ended December 31, 2011, 2012 and 2013 the consultancy fees under the specific consulting agreement with the Chief Financial Officer amounted to $52, $72 and $25, respectively.
Additionally, the current Chief Financial Officer is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion.
On May 12, 2011, the Company entered into a release agreement with a company owned by the former Chief Financial Officer. Pursuant to the terms of this agreement, Mr. Syllantavos resigned as the Company's Chief Financial Officer and from the Company's board of directors on August 31, 2011 and received a severance payment amounting to $463.
Additionally, pursuant to the agreement, the Company issued an aggregate of 21,867 common shares to the former Chief Financial Officer. The respective stock based compensation was fully amortized at the date of his resignation on August 31, 2011. The fair value of each share was $34.5 which was equal to the market value of the Company's common stock on the grant date.
On May 3, 2013, the Company entered into separate renewal consulting agreements with companies owned and controlled by the Company's Chief Executive Officer and Chief Financial Officer. Under these agreements, each company controlled by the Company's Chief Executive Officer and Chief Financial Officer receives an annual consulting fee of not less than €174,600 (approx. $241, using the exchange rate as of December 31, 2013, eur/usd 1.38) and €102,000 (approx. $141, using the exchange rate as of December 31, 2013, eur/usd 1.38), respectively. The respective agreements have a term of three years and will be renewed for a successive year unless terminated earlier in accordance with their terms. In addition, under his renewed consulting agreement Company's Chief Executive Officer is entitled to receive a minimum guaranteed incentive award of 28,000 shares of stock. These shares vest in three equal installments, the first installment of 9,333 shares vests on May 3, 2014, the second installment of 9,333 shares vests on May 3, 2015 and the last installment of 9,334 shares vests on May 3, 2016. During the year ended December 31, 2013, the consultancy fees under the renewal consulting agreements with the Company's Chief Executive Officer and Chief Financial Officer amounted to $172 and $91, respectively.
On July 1, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's Chief Operating Officer. This agreement has an indefinite term and each party may terminate the agreement giving one month's notice. Under this agreement the Company pays the Chief Operating Officer a base fee at an annual rate of not less €117,519 (approx. $162, using the exchange rate as of December 31, 2013, eur/usd 1.38). During the years ended December 31, 2011, 2012 and 2013 the consultancy fees under the specific consulting agreement with the Chief Operating Officer amounted to $81, $151 and $161, respectively.
The related expenses for the Company's executive officers for the years ended December 31, 2011, 2012 and 2013 were $3,505, $453 and $528, respectively and are included under "General and administrative expenses" in the accompanying consolidated statements of operations.
As of December 31, 2012 and 2013, Star Bulk had an outstanding payable balance of $121 and $111, respectively with its Management and Directors, representing unpaid fees for their participation in the Board of Directors of the Company and the other special committees of the board of directors. The related expenses for the years ended December 31, 2011, 2012 and 2013 were $151, $124 and $114, respectively and are included under "General and administrative expenses" in the accompanying consolidated statements of operations.
(c)      Combine Marine Inc. or ("Combine"): On July 4, 2011, Starbulk S.A., entered into a 12-year lease agreement for office space with Combine, a company that was controlled by one of the Company's directors, Mrs. Milena-Maria Pappas and by Mr. Alexandros Pappas, children of the Company's Chairman Mr. Petros Pappas. The lease agreement provided for a monthly rent payment of €5,000 (approx. $6.9, using the exchange rate as of December 31, 2013, eur/usd 1.38). On January 1, 2012 this agreement was mutually terminated without the Company paying any compensation. The related expense for the rent for the year ended December 31, 2011, was $48 and is included under “General and administrative expenses” in the accompanying consolidated statements of operations. As of December 31, 2012 and 2013, the Company had no outstanding payable or receivable balance with Combine.
(d)      Combine Marine Ltd., or (Combine Ltd.): On January 1, 2012 Starbulk S.A, entered into a one year lease agreement for office space with Combine Ltd., a company controlled by one of the Company's directors, Mrs. Milena-Maria Pappas and by Mr. Alexandros Pappas, children of the Company's Chairman Mr. Petros Pappas. The lease agreement provides for a monthly rental of €2,500 (approximately $3.5, using the exchange rate as of December 31, 2013, eur/usd 1.38).On January 1, 2013, the agreement was renewed and unless terminated by either party, it will expire in eleven years.  The related expenses for the rent for the years ended December 31, 2012 and 2013, were $40 and $41, respectively and are included under “General and administrative expenses” in the accompanying consolidated statements of operations. As of December 31, 2012 and 2013, the Company had an outstanding receivable balance of $0 and $1, respectively, with Combine Ltd.
(e)      Oceanbulk Maritime S.A., or Oceanbulk: Oceanbulk Maritime S.A. is a ship management company and is controlled by one of the Company's directors Mrs. Milena-Maria Pappas. For the year ended December 31, 2011, the Company incurred an expense of $148, to set up new offices that Oceanbulk Maritime S.A. paid on behalf of the Company. The respective expense is included under "General and administrative expenses" in the accompanying consolidated statements of operations. During the years ended December 31, 2012 and 2013, the Company paid to Oceanbulk a brokerage commission amounting to $91 regarding the sale of vessel Star Ypsilon and $90 regarding the sale of vessel Star Sigma, respectively (Note 5).
On November 25, 2013, Company's Board of Directors approved to pay Oceanbulk Maritime S.A a commission fee relative to the negotiations with the shipyards on the construction of the Company's contracted newbuilding vessels (Note 6). The agreement is to pay a commission of 0.5% of the shipbuilding contract price for the two newbuilding Capesize vessels and the three newbuilding Newcastlemax vessels and a flat fee of $200 per vessel for the four newbuilding Ultramax vessels. For all the Company's nine newbuilding vessels the total commission will amount to $2,077. The commission has been agreed to be paid in four equal installments, the first two installments will be paid in cash and the remaining two installments will be paid with the issuance of common shares. The first installment of $519 was paid in cash in December 2013; the respective amount was capitalized and is included in the “Advances for vessel under construction and acquisition of vessels and other assets” in the accompanying consolidated balance sheets. The second installment will be paid in April 2014 and the last two installments, to be paid with the issuance of common shares are due in June 2015 and in April 2016, respectively. As of December 31, 2012 and December 31, 2013, the Company had an outstanding receivable balance with Oceanbulk of $0 and $9, respectively.
(f)      Maiden Voyage LLC: Maiden Voyage LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors, Mrs. Milena-Maria Pappas. On September 27, 2012, Starbulk S.A. entered into an agreement with Maiden Voyage LLC, a Marshall Islands company, for the commercial and technical management of the vessel Maiden Voyage, a 2012 built Supramax dry bulk carrier. Pursuant to the terms of this management agreement, Starbulk S.A. received a fixed management fee of $0.75 per day, beginning on September 28, 2012, and until August 6, 2013, when, Maiden Voyage LLC sold its vessel Maiden Voyage to Premier Voyage LLC, a Marshall Islands company and the respective management agreement was terminated. The related income for the years ended December 31, 2012 and 2013 was $128 and $163, respectively and is included under "Management fee income" in the accompanying consolidated statements of operations. As of December 31, 2012 and 2013, the Company had an outstanding receivable balance of $0 and $211, respectively, with Maiden Voyage LLC.
(g)       Premier Voyage LLC: On August 6, 2013, Maiden Voyage LLC (please refer to f) sold its vessel Maiden Voyage, one of the Company's vessels under management, to Premier Voyage LLC, a Marshall Islands company. On the same date Starbulk S.A. entered into an agreement with Premier Voyage LLC, for the commercial and technical management of the vessel Maiden Voyage with the terms of this agreement being the same with the agreement with Maiden Voyage LLC. Premier Voyage LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors, Mrs. Milena-Maria Pappas. The related income for the year ended December 31, 2013, was $111 and is included under "Management fee income" in the accompanying consolidated statements of operations. As of December 31, 2013, the Company had an outstanding payable balance of $64, with Premier Voyage LLC.
(h)      OOCAPE1 Holdings LLC: OOCAPE1 Holdings LLC is owned and controlled by Oceanbulk Carriers LLC, a company minority owned by one of the Company's directors Mrs. Milena-Maria Pappas. On October 18, 2012, Star Bulk S.A. entered into an agreement with OOCAPE1 Holdings LLC, a Marshall Islands company, for the commercial and technical management of the vessel Obelix, a 2011 built Capesize dry bulk carrier. Pursuant to the terms of this management agreement, Star Bulk S.A receives a fixed management fee of $0.75 per day beginning on October 19, 2012 and until the agreement's termination by either party giving to the other notice in writing. In this event the agreement shall terminate upon the expiration of a period of two months from the date of notice was given. This vessel is managed under the same strategy as the other vessels in the Company's fleet. The related income for the years ended December 31, 2012 and 2013, was $76 and $274, respectively, and is included under “Management fee income” in the accompanying consolidated statements of operations. As of December 31, 2012 and 2013, the Company had an outstanding receivable balance of $147 and an outstanding payable balance of $102, with OOCAPE1 Holdings LLC, respectively.
(i)      Sea Cape Shipping LLC: Sea Cape Shipping LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors Mrs. Milena-Maria Pappas. On August 23, 2013, Starbulk S.A. entered into an agreement with Sea Cape Shipping LLC, a Marshall Islands company, for the commercial and technical management of the vessel Big Bang, a 2007 built Capesize dry bulk carrier. Pursuant to the terms of this management agreement, Starbulk S.A. receives a fixed management fee of $0.75 per day, beginning on August 30, 2013, and until the agreement's termination by either party giving to the other notice in writing. This vessel is managed under the same strategy as the other vessels in the Company's fleet. The related income for the year ended December 31, 2013, was $93 and is included under “Management fee income” in the accompanying consolidated statements of operations. As of December 31, 2013, the Company had an outstanding payable of $83, with Sea Cape Shipping LLC.
(j)      Sky Cape Shipping LLC: Sky Cape Shipping LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors Mrs. Milena-Maria Pappas. On September 12, 2013, Starbulk S.A., entered into an agreement with Sky Cape Shipping LLC, a Marshall Islands company, for the commercial and technical management of the vessel Big Fish, a 2004 built Capesize dry bulk carrier. Pursuant to the terms of this management agreement, Starbulk S.A. receives a fixed management fee of $0.75 per day, beginning on October 18, 2013, and until the agreement's termination by either party giving to the other notice in writing. This vessel is managed under the same strategy as the other vessels in the Company's fleet.  The related income for the year ended December 31, 2013, was $56 and is included under “Management fee income” in the accompanying consolidated statements of operations. As of December 31, 2013, the Company had an outstanding payable of $141, with Sky Cape Shipping LLC.
(k)      Glory Supra Shipping LLC: Glory Supra Shipping LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors Mrs. Milena-Maria Pappas. On September 12, 2013 Starbulk S.A., entered into an agreement with Glory Supra Shipping LLC, a Marshall Islands company, for the commercial and technical management of the vessel Strange Attractor, a 2006 built Supramax dry bulk carrier. Pursuant to the terms of this management agreement, Star Bulk S.A. receives a fixed management fee of $0.75 per day, beginning on September 24, 2013, and until the agreement's termination by either party giving to the other notice in writing. This vessel is managed under the same strategy as the other vessels in the Company's fleet. The related income for the year ended December 31, 2013, was $74 and is included under “Management fee income” in the accompanying consolidated statements of operations. As of December 31, 2013, the Company had an outstanding receivable of $129, with Glory Supra Shipping LLC.
(l)      Pacific Cape Shipping LLC: Pacific Cape Shipping LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors Mrs. Milena-Maria Pappas. On September 27, 2013 Starbulk S.A., entered into an agreement with Pacific Cape Shipping LLC, a Marshall Islands company, for the commercial and technical management of the vessel Pantagruel, a 2004 built Capesize dry bulk carrier. Pursuant to the terms of this management agreement, Star Bulk S.A. receives a fixed management fee of $0.75 per day, beginning on October 24, 2013, and until the agreement's termination by either party giving to the other notice in writing. This vessel is managed under the same strategy as the other vessels in the Company's fleet. The related income for the year ended December 31, 2013, was $52 and is included under “Management fee income” in the accompanying consolidated statements of operations. As of December 31, 2013, the Company had an outstanding receivable of $48, with Pacific Cape Shipping LLC.
(m)      Global Cape Shipping LLC: Global Cape Shipping LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors Mrs. Milena-Maria Pappas.  On December 31, 2013, Starbulk S.A entered into an agreement with Global Cape Shipping LLC, a Marshall Islands company, for the commercial and technical management of the vessel Kymopolia, a 2006 built Capesize dry bulk carrier. Pursuant to the terms of this management agreement, Starbulk S.A will receive a fixed management fee of $0.75 per day beginning on January 30, 2014, and until the agreement's termination by either party giving to the other notice in writing. This vessel will be managed under the same strategy as the other vessels in Company's fleet. The related income for the year ended December 31, 2013, was $0 and as of December 31, 2013, the Company had an outstanding receivable of $32, with Global Cape Shipping LLC.
(n)      Product Shipping & Trading S.A: Product Shipping & Trading S.A is controlled by family members of the Company's Chairman, Mr. Petros Pappas. On June 7, 2013, Starbulk S.A. entered into an agreement with Product Shipping & Trading S.A, a Marshall Islands company, under which, the Company provides certain management services including crewing, purchasing and arranging insurance to the vessels which are under the management of Product Shipping & Trading S.A. Pursuant to the terms of this agreement, Starbulk S.A. receives a fixed management fee of $0.13 per day, per vessel. The related income for the year ended December 31, 2013, was $242 and is included under "Management fee income" in the accompanying consolidated statements of operations. As of December 31, 2013, the Company had an outstanding receivable of $56, with Product Shipping & Trading S.A. In October the Company decided to gradually terminate the provision of the above mentioned services to the vessels which are under the management of Product Shipping & Trading S.A.